Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 5,135,210	$ 4,852,182	$ 4,311,653
Revenues – related parties		37,303	36,642	56,856
Cost of revenues		(2,785,480)	(2,455,597)	(2,034,959)
Cost of revenues – related parties		(194,736)	(293,485)	(216,729)
Gross profit		2,192,297	2,139,742	2,116,821
Operating expenses
Selling and marketing expenses		(406,566)	(302,230)	(336,345)
Selling and marketing expenses – related parties		(122,956)	(96,924)	(201,526)
General and administrative expenses		(1,425,081)	(654,724)	(522,011)
General and administrative expenses – related parties		(6,457)	(5,959)	(445)
Total operating expenses		(1,961,060)	(1,059,837)	(1,060,327)
Operating income		231,237	1,079,905	1,056,494
Other income, net
Other income		99,324	72,318	63,568
Total other income, net		99,324	72,318	63,568
Income before taxes		330,561	1,152,223	1,120,062
Provision for income taxes		(44,116)	(130,498)	(127,232)
Net income		286,445	1,021,725	992,830
Other comprehensive income
Foreign currency translation adjustment		(9,230)	16,694	3,966
Total comprehensive income		$ 277,215	$ 1,038,419	$ 996,796
Earning per share – basic (in Dollars per share)	[1]	$ 0.021	$ 0.083	$ 0.08
Earning per share – diluted (in Dollars per share)	[1]	$ 0.021	$ 0.083	$ 0.08
Basic weighted average shares outstanding (in Shares)	[1]	13,515,186	12,500,000	12,500,000
Diluted weighted average shares outstanding (in Shares)	[1]	13,515,186	12,500,000	12,500,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)